Related Party Transactions - Related Party Costs and Expenses (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2013	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction
Operating expenses from other related parties		$ 866	$ 515	$ 487
Total income (expenses)		(21,875)	(19,619)	(8,249)
KNOT Management
Related Party Transaction
Administration fee		1,277	1,131	1,280
KOAS [Member]
Related Party Transaction
Administration fee		780	654	663
KOAS UK [Member]
Related Party Transaction
Administration fee		80	118	116
KNOT [Member]
Related Party Transaction
Time charter income from KNOT		6,427	4,883	15,910
Vessel operating expenses		16,812	14,693	14,489
Technical and operational management fee from KNOT to Vessels		8,429	7,342	6,954
Administration fee		$ 58	$ 49	$ 170
KNOT [Member] | Bodil Knutsen [Member]
Related Party Transaction
Period of related party guarantee of payment of hire rate	5 years